Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid to key management personnel
Year ended December 31	2018	2017	2016
Salaries, fees and short-term benefits	$769,636	$1,463,106	$839,735
Termination benefits	-	-	221,624
Share-based payments	669,371	139,189	145,398
	$1,439,007	$1,602,295	$1,206,757